UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tricadia Capital Management, LLC
Address: 780 Third Avenue
         29th Floor
         New York, New York  10017

13F File Number:  028-13382

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James McKee
Title:     General Counsel & Chief Compliance Officer
Phone:     646-388-5900

Signature, Place, and Date of Signing:

 /s/ James McKee     New York, New York     August 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $243,213 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

     028-11231                     Mariner Investment Group, LLC

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    COM              060505104      369  2115000 SH  PUT  DEFINED 0             2115000        0
BANK OF AMERICA CORPORATION    COM              060505104     3140  4000000 SH  CALL DEFINED 0             4000000        0
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261       49    21000 SH  PUT  DEFINED 0               21000        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    15389   425000 SH       DEFINED 0              425000        0
CENTRAL PAC FINL CORP          COM NEW          154760409     6889   492100 SH       DEFINED 0              492100        0
CHEMTURA CORP                  COM NEW          163893209    26233  1441368 SH       DEFINED 0             1441368        0
CITIGROUP INC                  COM NEW          172967424     3838   750000 SH  CALL DEFINED 0              750000        0
DISNEY WALT CO                 COM DISNEY       254687106    13307   340847 SH       DEFINED 0              340847        0
GENERAL ELECTRIC CO            COM              369604103       15    88700 SH  CALL DEFINED 0               88700        0
GLOBE SPECIALTY METALS INC     COM              37954N206    15694   700000 SH       DEFINED 0              700000        0
GOLDMAN SACHS GROUP INC        COM              38141G104      495   250000 SH  PUT  DEFINED 0              250000        0
GOLDMAN SACHS GROUP INC        COM              38141G104      295   250000 SH  CALL DEFINED 0              250000        0
INTEL CORP                     COM              458140100     8864   400000 SH       DEFINED 0              400000        0
ISHARES TR                     FTSE CHINA25 IDX 464287184       46    70000 SH  CALL DEFINED 0               70000        0
ISHARES TR                     FTSE CHINA25 IDX 464287184       34    17500 SH  PUT  DEFINED 0               17500        0
ISHARES TR                     MSCI EMERG MKT   464287234      333     7000 SH       DEFINED 0                7000        0
ISHARES TR                     MSCI EMERG MKT   464287234       89   142000 SH  CALL DEFINED 0              142000        0
ISHARES TR                     MSCI EMERG MKT   464287234       28    20000 SH  PUT  DEFINED 0               20000        0
JPMORGAN CHASE & CO            COM              46625H100     3470  1010000 SH  CALL DEFINED 0             1010000        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    23112   600000 SH       DEFINED 0              600000        0
MACYS INC                      COM              55616P104    13158   450000 SH       DEFINED 0              450000        0
MADISON SQUARE GARDEN CO       CL A             55826P100     6933   251846 SH       DEFINED 0              251846        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100       37    50000 SH  CALL DEFINED 0               50000        0
MORGAN STANLEY                 COM NEW          617446448    17258   750000 SH       DEFINED 0              750000        0
PREMIER EXIBITIONS INC         COM              74051E102      499   287060 SH       DEFINED 0              287060        0
PREMIER EXIBITIONS INC         COM              74051E102       78    44740 SH       DEFINED 1               44740        0
SELECT SECTOR SPDR TR          SBI MATERIALS    81369Y100     1012   850000 SH  PUT  DEFINED 0              850000        0
SINCLAIR BROADCAST GROUP INC   CL A             829226109     5194   473000 SH       DEFINED 0              473000        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102    56175  1500000 SH       DEFINED 0             1500000        0
SPDR GOLD TRUST                GOLD SHS         78463V107       23    20000 SH  PUT  DEFINED 0               20000        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1153     7900 SH       DEFINED 0                7900        0
SPDR GOLD TRUST                GOLD SHS         78463V107      113    59500 SH  CALL DEFINED 0               59500        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103       63    35000 SH  CALL DEFINED 0               35000        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      108   115100 SH  PUT  DEFINED 0              115100        0
TIME WARNER CABLE INC          COM              88732J207    10145   130000 SH       DEFINED 0              130000        0
UBS AG                         SHS NEW          H89231338     3681   201600 SH       DEFINED 0              201600        0
WET SEAL INC                   CL A             961840105     5365  1200300 SH       DEFINED 0             1200300        0
YAHOO INC                      COM              984332106        9    20000 SH  PUT  DEFINED 0               20000        0
YAHOO INC                      COM              984332106      520  2000000 SH  CALL DEFINED 0             2000000        0